14. INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current
Federal	$ 0	$ 0
State	0	0
Deferred
Federal	0	0
State	0	0
Income tax expense (benefit)	0	0
Deferred tax assets:
Net operating losses	9,464,388	9,309,598
Net operating losses from discontinued operations	0	136,172
Stock based compensation	1,556,796	3,956,819
Impairment expense	6,395,176	6,985,532
Accrued liabilities	294,387	250,000
Charitable contribution carryover	47,960	0
Other deferred tax assets	(32,701)	19,075
Valuation allowance	(17,726,006)	(20,657,196)
Net deferred tax assets	$ 0	$ 0